Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Class A common stock
Diluted net (loss) income per share	$ (0.05)	$ 0.00	$ 4.15	$ (0.34)	$ (0.02)	$ (0.03)
Class B common stock
Diluted net (loss) income per share	$ (0.05)	$ 0.00	$ (0.03)	$ (0.34)	$ (0.02)	$ (0.03)